Customer deposits (Tables)	12 Months Ended
Dec. 31, 2021
Customer deposits [abstract]
Schedule of customer deposits	Customer deposits in EUR million 2021 2020 Savings accounts 314,997 336,392 Credit balances on customer accounts 279,805 256,636 Corporate deposits 22,174 15,941 Other 424 548 617,400 609,517
Schedule of customer deposits by type
Customer deposits by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
1
Non-interest bearing 1,861 24,206 27,636 24,153 29,497 48,359
Interest bearing 214,228 174,641 373,674 386,517 587,902 561,158
216,090 198,847 401,310 410,671 617,400 609,517